UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08549

                              OAK ASSOCIATES FUNDS
               (Exact name of registrant as specified in charter)
                                    ________

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Leslie Manna
                            c/o Oak Associates, Ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-462-5386

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

JANUARY 31, 2008 (UNAUDITED)

---------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
---------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
---------------------------------------------------------------------------------------------
COMMON STOCK - 99.5%

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 9.7%
Amgen*                                                           343,000            $ 15,980
Genzyme*                                                         240,000              18,751
                                                                         --------------------
                                                                                      34,731
                                                                         --------------------

COMMERCIAL BANKS - 2.1%
Citigroup                                                        260,000               7,337
                                                                         --------------------
                                                                                       7,337
                                                                         --------------------
COMPUTER COMMUNICATIONS EQUIPMENT - 7.8%
Cisco Systems*                                                 1,150,000              28,175
                                                                         --------------------
                                                                                      28,175
                                                                         --------------------
E-COMMERCE - SERVICES - 10.7%
Amazon.com*                                                      290,000              22,533
eBay*                                                            585,000              15,731
                                                                         --------------------
                                                                                      38,264
                                                                         --------------------
ELECTRONIC COMPUTERS - 6.9%
Dell*                                                            400,000               8,016
International Business Machines                                  155,000              16,638
                                                                         --------------------
                                                                                      24,654
                                                                         --------------------
FIRE, MARINE & CASUALTY INSURANCE - 4.2%
American International Group                                     275,000              15,169
                                                                         --------------------
                                                                                      15,169
                                                                         --------------------
HOSPITAL & MEDICAL SERVICE PLANS - 3.5%
UnitedHealth Group                                               250,000              12,710
                                                                         --------------------
                                                                                      12,710
                                                                         --------------------
PHARMACEUTICAL PREPARATIONS - 7.4%
Teva Pharmaceutical Industries ADR                               575,000              26,473
                                                                         --------------------
                                                                                      26,473
                                                                         --------------------
SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES - 16.7%
Charles Schwab                                                 1,300,000              28,990
Legg Mason                                                       165,000              11,880
Merrill Lynch                                                    339,000              19,120
                                                                         --------------------
                                                                                      59,990
                                                                         --------------------
SEMICONDUCTOR CAPITAL EQUIPMENT - 3.8%
Applied Materials                                                765,000              13,709
                                                                         --------------------
                                                                                      13,709
                                                                         --------------------


                                                        SHARES/               MARKET
DESCRIPTION                                        FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES - 4.1%
Broadcom, Cl A*                                                 670,000            $ 14,794
                                                                        --------------------
                                                                                     14,794
                                                                        --------------------
SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH - 2.9%
Affymetrix*                                                     520,000              10,431
                                                                        --------------------
                                                                                     10,431
                                                                        --------------------
SERVICES - COMPUTER PROGRAMMING SERVICES - 2.9%
Cognizant Technology Solutions, Cl A*                           375,000              10,462
                                                                        --------------------
                                                                                     10,462
                                                                        --------------------
SERVICES - HOME HEALTH CARE SERVICES - 5.0%
Express Scripts*                                                265,000              17,885
                                                                        --------------------
                                                                                     17,885
                                                                        --------------------
TELEPHONE COMMUNICATIONS EXCEPT RADIOTELEPHONE - 2.3%
Sprint Nextel                                                   800,000               8,424
                                                                        --------------------
                                                                                      8,424
                                                                        --------------------
WEB PORTALS/ISP - 9.5%
Google, Cl A*                                                    45,000              25,393
Yahoo!*                                                         450,000               8,631
                                                                        --------------------
                                                                                     34,024
                                                                        --------------------
TOTAL COMMON STOCK
     (Cost $327,017)(000)                                                           357,232
                                                                        --------------------
REPURCHASE AGREEMENT - 0.5%
Morgan Stanley (A)
    2.750%, dated 01/31/08, to be
    repurchased on 02/01/08, repurchase price
    $1,625,362 (collateralized by a U.S. Treasury
    Note, par value $968,019, 3.625%,
    04/15/28; total market value: $1,657,750)
                                                                $ 1,625               1,625
                                                                        --------------------
TOTAL REPURCHASE AGREEMENT
     (Cost $1,625)(000)                                                               1,625
                                                                        --------------------
TOTAL INVESTMENTS - 100.0%
    (Cost $328,642)(000)+                                                         $ 358,857
                                                                        ====================

PERCENTAGES ARE BASED ON NET ASSETS OF $358,957,684.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
ISP - INTERNET SERVICE PROVIDER

+AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $328,641,965 AND THE UNREALIZED APPRECIATION AND
DEPRECIATION WERE $73,483,581 AND $(43,268,139), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                          1                       www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------
ROCK OAK CORE GROWTH FUND
-------------------------------------------------------------------------------------------
                                                                              MARKET
DESCRIPTION                                              SHARES             VALUE (000)
-------------------------------------------------------------------------------------------
COMMON STOCK - 94.2%

AIRCRAFT PARTS & EQUIPMENT - 0.5%
Rockwell Collins                                                    600               $ 38
                                                                        -------------------
                                                                                        38
                                                                        -------------------
AMUSEMENT AND RECREATIONAL SERVICES - 3.3%
International Game Technology                                     5,600                239
                                                                        -------------------
                                                                                       239
                                                                        -------------------
BIOLOGICAL PRODUCTS
     (NO DIAGNOSTIC SUBSTANCES) - 7.8%
Genzyme*                                                          3,600                281
Gilead Sciences*                                                  6,200                283
                                                                        -------------------
                                                                                       564
                                                                        -------------------
COMPUTER COMMUNICATIONS EQUIPMENT - 2.8%
Cisco Systems*                                                    8,200                201
                                                                        -------------------
                                                                                       201
                                                                        -------------------
CONSUMER WIRELESS DEVICES - 3.9%
Research In Motion*                                               3,000                282
                                                                        -------------------
                                                                                       282
                                                                        -------------------
CRUDE PETROLEUM NATURAL GAS - 2.1%
XTO Energy                                                        2,850                148
                                                                        -------------------
                                                                                       148
                                                                        -------------------
DIVERSIFIED MANUFACTURING - 2.1%
ITT                                                               2,500                149
                                                                        -------------------
                                                                                       149
                                                                        -------------------
E-COMMERCE - SERVICES - 2.7%
eBay*                                                             7,300                196
                                                                        -------------------
                                                                                       196
                                                                        -------------------
ELECTRONIC COMPUTERS - 3.9%
Apple*                                                            2,100                284
                                                                        -------------------
                                                                                       284
                                                                        -------------------
FABRICATED PIPE & PIPE FITTINGS - 0.3%
Shaw Group*                                                         400                 23
                                                                        -------------------
                                                                                        23
                                                                        -------------------
FIBER OPTIC COMPONENTS - 3.6%
Corning                                                          10,800                260
                                                                        -------------------
                                                                                       260
                                                                        -------------------
HEAVY CONSTRUCTION NOT ELSEWHERE CLASSIFIED - 2.0%
Chicago Bridge & Iron, NY Shares                                  3,300                147
                                                                        -------------------
                                                                                       147
                                                                        -------------------
HOSPITAL & MEDICAL SERVICE PLANS - 2.0%
UnitedHealth Group                                                2,900                147
                                                                        -------------------
                                                                                       147
                                                                        -------------------
LABORATORY ANALYTICAL INSTRUMENTS - 2.3%
Hologic*                                                          2,500                161
                                                                        -------------------
                                                                                       161
                                                                        -------------------

                                                                              MARKET
DESCRIPTION                                              SHARES             VALUE (000)
-------------------------------------------------------------------------------------------
MEASURING & CONTROLLING DEVICES - 0.9%
Rockwell Automation                                               1,100               $ 63
                                                                        -------------------
                                                                                        63
                                                                        -------------------
OIL, GAS FIELD SERVICES - 8.6%
Schlumberger                                                      3,500                264
Transocean*                                                       1,100                135
Weatherford International*                                        3,600                222
                                                                        -------------------
                                                                                       621
                                                                        -------------------
PETROLEUM REFINING - 3.5%
Valero Energy                                                     4,200                249
                                                                        -------------------
                                                                                       249
                                                                        -------------------
RADIOTELEPHONE COMMUNICATIONS - 4.4%
America Movil ADR, Ser L                                          2,000                120
Vimpel-Communications ADR*                                        5,600                193
                                                                        -------------------
                                                                                       313
                                                                        -------------------
RECREATIONAL CENTERS - 3.1%
Las Vegas Sands*                                                  2,500                219
                                                                        -------------------
                                                                                       219
                                                                        -------------------
SECURITY BROKER AND DEALER - 2.6%
CME Group                                                           300                186
                                                                        -------------------
                                                                                       186
                                                                        -------------------
SECURITY BROKERS, DEALERS &
     FLOTATION COMPANIES - 2.5%
Goldman Sachs Group                                                 900                181
                                                                        -------------------
                                                                                       181
                                                                        -------------------
SEMICONDUCTOR CAPITAL EQUIPMENT - 0.1%
Applied Materials                                                   500                  9
                                                                        -------------------
                                                                                         9
                                                                        -------------------
SEMICONDUCTORS & RELATED DEVICES - 9.1%
Broadcom, Cl A*                                                   3,900                 86
MEMC Electronic Materials*                                        3,800                271
Qualcomm                                                          7,100                301
                                                                        -------------------
                                                                                       658
                                                                        -------------------
SERVICES - COMPUTER PROGRAMMING SERVICES - 5.3%
Cognizant Technology Solutions, Cl A*                            13,600                379
                                                                        -------------------
                                                                                       379
                                                                        -------------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 3.0%
Baxter International                                              3,500                213
                                                                        -------------------
                                                                                       213
                                                                        -------------------
SYSTEMS - COMPUTER INTEGRATED
   SYSTEMS DESIGN - 2.5%
Salesforce.com*                                                   3,500                183
                                                                        -------------------
                                                                                       183
                                                                        -------------------

--------------------------------------------------------------------------------
1-888-462-5386                         1                        www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------------------------
ROCK OAK CORE GROWTH FUND
-------------------------------------------------------------------------------------------
                                                        SHARES/               MARKET
DESCRIPTION                                        FACE AMOUNT (000)        VALUE (000)
-------------------------------------------------------------------------------------------
TRUCKING & COURIER SERVICES - 4.5%
Expeditors International Washington                               6,900              $ 326
                                                                        -------------------
                                                                                       326
                                                                        -------------------
WEB PORTALS/ISP - 3.9%
Google, Cl A*                                                       500                282
                                                                        -------------------
                                                                                       282
                                                                        -------------------
WELL EQUIPMENT - 0.9%
National Oilwell Varco*                                           1,100                 66
                                                                        -------------------
                                                                                        66
                                                                        -------------------
TOTAL COMMON STOCK
     (Cost $5,784)(000)                                                              6,787
                                                                        -------------------
REPURCHASE AGREEMENT - 5.7%
Morgan Stanley (A)
    2.750%, dated 01/31/08, to be
    repurchased on 02/01/08, repurchase price
    $407,125 (collateralized by a U.S. Treasury
    Note, par value $242,472, 3.625%,
    04/15/28; total market value: $415,238)
                                                                  $ 407                407
                                                                        -------------------
TOTAL REPURCHASE AGREEMENT
     (Cost $407)(000)                                                                  407
                                                                        -------------------
TOTAL INVESTMENTS - 99.9%
    (Cost $6,191)(000)+                                                            $ 7,194
                                                                        ===================

PERCENTAGES ARE BASED ON NET ASSETS OF $7,202,656.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
ISP - INTERNET SERVICE PROVIDER
SER - SERIES

+AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,198,613 AND THE UNREALIZED APPRECIATION AND
DEPRECIATION WERE $1,189,629 AND $(193,780), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
1-888-462-5386                         2                        www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2008 (UNAUDITED)

----------------------------------------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND
----------------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCK - 97.6%

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 1.0%
Cell Genesys*                                                    196,000               $ 355
Genzyme*                                                           3,500                 274
                                                                         --------------------
                                                                                         629
                                                                         --------------------
COMMERCIAL BANKS - 0.4%
Citigroup                                                          9,000                 254
                                                                         --------------------
                                                                                         254
                                                                         --------------------
COMPUTER COMMUNICATIONS EQUIPMENT - 10.3%
Cisco Systems*                                                   138,000               3,381
Juniper Networks*                                                115,000               3,122
                                                                         --------------------
                                                                                       6,503
                                                                         --------------------
E-COMMERCE - SERVICES - 19.0%
Amazon.com*                                                       50,000               3,885
eBay*                                                            156,000               4,195

Expedia*                                                         171,000               3,936
                                                                         --------------------
                                                                                      12,016
                                                                         --------------------
ELECTRONIC COMPUTERS - 2.9%
Dell*                                                             91,000               1,824
                                                                         --------------------
                                                                                       1,824
                                                                         --------------------
MOTORCYCLES, BICYCLES AND PARTS - 3.3%
Harley-Davidson                                                   51,700               2,098
                                                                         --------------------
                                                                                       2,098
                                                                         --------------------
NEWSPAPERS, PUBLISHING - 1.4%
Gannett                                                           25,000                 925
                                                                         --------------------
                                                                                         925
                                                                         --------------------
REGIONAL BANKS - 1.4%
M&T Bank                                                           8,000                 734
TCF Financial                                                      9,000                 191
                                                                         --------------------
                                                                                         925
                                                                         --------------------
RETAIL - JEWELRY STORES - 5.6%
Blue Nile*                                                        56,718               3,134
Tiffany                                                           10,000                 399
                                                                         --------------------
                                                                                       3,533
                                                                         --------------------
SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES - 11.5%
Charles Schwab                                                   167,000               3,724
Merrill Lynch                                                     46,000               2,594
Morgan Stanley                                                    19,000                 939
                                                                         --------------------
                                                                                       7,257
                                                                         --------------------

                                                       SHARES/                MARKET
DESCRIPTION                                       FACE AMOUNT (000)        VALUE (000)
-------------------------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT - 15.2%
Applied Materials                                              223,000             $ 3,996
Kla-Tencor                                                      59,000               2,465
Novellus Systems*                                              132,000               3,136
                                                                       --------------------
                                                                                     9,597
                                                                       --------------------
SEMICONDUCTORS & RELATED DEVICES - 8.8%
Broadcom, Cl A*                                                113,000               2,495
Xilinx                                                         141,000               3,084
                                                                       --------------------
                                                                                     5,579
                                                                       --------------------
SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH - 0.6%
Affymetrix*                                                     18,676                 375
                                                                       --------------------
                                                                                       375
                                                                       --------------------
TELEVISION BROADCASTING STATIONS - 5.8%
IAC/InterActive*                                               141,700               3,676
                                                                       --------------------
                                                                                     3,676
                                                                       --------------------
WEB PORTALS/ISP - 10.4%
Google, Cl A*                                                    5,600               3,160
Yahoo!*                                                        180,000               3,452
                                                                       --------------------
                                                                                     6,612
                                                                       --------------------
TOTAL COMMON STOCK
     (Cost $47,251)(000)                                                            61,803
                                                                       --------------------
REPURCHASE AGREEMENT - 1.7%
Morgan Stanley (A)
    2.750%, dated 01/31/08, to be
    repurchased on 02/01/08, repurchase price
    $1,100,198 (collateralized by a U.S. Treasury
    Note, par value $655,247, 3.625%,
    04/15/28; total market value: $1,122,122)
                                                               $ 1,100               1,100
                                                                       --------------------
TOTAL REPURCHASE AGREEMENT
     (Cost $1,100)(000)                                                              1,100
                                                                       --------------------
TOTAL INVESTMENTS - 99.3%
    (Cost $48,351)(000)+                                                          $ 62,903
                                                                       ====================

PERCENTAGES ARE BASED ON NET ASSETS OF $63,315,468.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
CL - CLASS
ISP - INTERNET SERVICE PROVIDER

+AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $48,350,924 AND THE UNREALIZED APPRECIATION AND
DEPRECIATION WERE $19,873,599 AND $(5,321,300), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
1-888-462-5386                         1                        www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2008 (UNAUDITED)

---------------------------------------------------------------------------------------------
RIVER OAK DISCOVERY FUND
---------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
---------------------------------------------------------------------------------------------
COMMON STOCK - 93.1%

AGRICULTURAL CHEMICALS - 2.9%
Terra Nitrogen                                                     1,400               $ 193
                                                                         --------------------
                                                                                         193
                                                                         --------------------
AMUSEMENT AND RECREATIONAL SERVICES - 2.5%
WMS Industries*                                                    4,300                 161
                                                                         --------------------
                                                                                         161
                                                                         --------------------
CONSUMER WIRELESS DEVICES - 1.9%
Viasat*                                                            5,900                 123
                                                                         --------------------
                                                                                         123
                                                                         --------------------
E-COMMERCE - SERVICES - 4.6%
Gmarket ADR*                                                       9,600                 195
Mercadolibre*                                                      2,900                 107
                                                                         --------------------
                                                                                         302
                                                                         --------------------
FIBER CANS, DRUMS, TUBES, & SIMILAR PRODUCTS - 2.7%
Greif, Cl A                                                        2,700                 178
                                                                         --------------------
                                                                                         178
                                                                         --------------------
FIRE, MARINE & CASUALTY INSURANCE - 3.1%
Navigators Group*                                                  3,500                 202
                                                                         --------------------
                                                                                         202
                                                                         --------------------
LABORATORY ANALYTICAL INSTRUMENTS - 8.4%
Illumina*                                                          4,700                 299
IRIS International*                                               14,300                 257
                                                                         --------------------
                                                                                         556
                                                                         --------------------
MEASURING & CONTROLLING DEVICES, NEC - 2.4%
OYO Geospace*                                                      3,000                 158
                                                                         --------------------
                                                                                         158
                                                                         --------------------
OIL, GAS FIELD SERVICES - 7.4%
Dawson Geophysical*                                                2,100                 120
Helix Energy Solutions Group*                                      6,200                 229
Oceaneering International*                                         2,400                 138
                                                                         --------------------
                                                                                         487
                                                                         --------------------
ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES  - 3.1%
Integra Lifesciences Holdings*                                     4,900                 204
                                                                         --------------------
                                                                                         204
                                                                         --------------------
PACKAGING PAPER AND PLASTICS FILM,
    COATED AND LAMINATED - 1.4%
Raven Industries                                                   3,000                  90
                                                                         --------------------
                                                                                          90
                                                                         --------------------
SCIENTFIC GAMING - 0.2%
Scientific Games, Cl A*                                              600                  14
                                                                         --------------------
                                                                                          14
                                                                         --------------------
SECURITY BROKER AND DEALER - 2.3%
FCStone Group*                                                     3,400                 151
                                                                         --------------------
                                                                                         151
                                                                         --------------------

                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
---------------------------------------------------------------------------------------------
SECURITY BROKERS, DEALERS &
     FLOTATION COMPANIES - 3.8%
GFI Group*                                                         2,800               $ 247
                                                                         --------------------
                                                                                         247
                                                                         --------------------
SEMICONDUCTORS & RELATED DEVICES - 7.1%
Evergreen Solar*                                                  10,500                 128
Formfactor*                                                        2,300                  56
JA Solar Holdings ADR*                                             2,700                 137
Varian Semiconductor
    Equipment Associates*                                          4,650                 150
                                                                         --------------------
                                                                                         471
                                                                         --------------------
SERVICES - BUSINESS SERVICES - 8.5%
Ctrip.com International ADR                                        3,900                 178
EnerNOC*                                                           4,200                 148
inVentiv Health*                                                   7,200                 237
                                                                         --------------------
                                                                                         563
                                                                         --------------------
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 3.5%
Icon ADR*                                                          3,700                 232
                                                                         --------------------
                                                                                         232
                                                                         --------------------
SERVICES - COMPUTER PROCESSING - 2.6%
SI International*                                                  6,200                 169
                                                                         --------------------
                                                                                         169
                                                                         --------------------
SERVICES - COMPUTER PROGRAMMING SERVICES - 1.8%
Patni Computer Systems ADR                                         9,000                 122
                                                                         --------------------
                                                                                         122
                                                                         --------------------
SERVICES - PREPACKAGED SOFTWARE - 1.7%
Double-Take Software*                                              7,300                 113
                                                                         --------------------
                                                                                         113
                                                                         --------------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.3%
Accuray*                                                           9,200                  88
                                                                         --------------------
                                                                                          88
                                                                         --------------------
SYSTEMS -  COMPUTER INTEGRATED
   SYSTEMS DESIGN - 7.2%
F5 Networks*                                                      10,700                 252
Itron*                                                             2,700                 222
                                                                         --------------------
                                                                                         474
                                                                         --------------------
WEB PORTALS/ISP - 5.6%
Factset Research Systems                                           2,400                 134
Netease.com ADR*                                                  13,100                 237
                                                                         --------------------
                                                                                         371
                                                                         --------------------
WELL EQUIPMENT - 3.8%
CARBO Ceramics                                                     3,800                 131
Dril-Quip*                                                         2,500                 121
                                                                         --------------------
                                                                                         252
                                                                         --------------------


--------------------------------------------------------------------------------
1-888-462-5386                          1                       www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2008 (UNAUDITED)

---------------------------------------------------------------------------------------------
RIVER OAK DISCOVERY FUND
---------------------------------------------------------------------------------------------
                                                         SHARES/                MARKET
DESCRIPTION                                         FACE AMOUNT (000)        VALUE (000)
---------------------------------------------------------------------------------------------
WHOLESALE - MEDICAL, DENTAL &
   HOSPITAL EQUIPMENT & SUPPLIES  - 0.0%
Conceptus*                                                           100                 $ 2
                                                                         --------------------
                                                                                           2
                                                                         --------------------
WOMEN'S CHILDREN'S, & INFANTS CLOTHING & ACCESSORIES - 3.3%
Gymboree*                                                          5,700                 218
                                                                         --------------------
                                                                                         218
                                                                         --------------------
TOTAL COMMON STOCK
     (Cost $6,130)(000)                                                                6,141
                                                                         --------------------
REPURCHASE AGREEMENT - 6.8%
Morgan Stanley (A)
    2.750%, dated 01/31/08, to be
    repurchased on 02/01/08, repurchase price
    $448,209 (collateralized by a U.S. Treasury
    Note, par value $266,940, 3.625%,
    04/15/28; total market value: $457,140)
                                                                   $ 448                 448
                                                                         --------------------
TOTAL REPURCHASE AGREEMENT
     (Cost $448)(000)                                                                    448
                                                                         --------------------
TOTAL INVESTMENTS - 99.9%
    (Cost $6,578)(000)+                                                              $ 6,589
                                                                         ====================

PERCENTAGES ARE BASED ON NET ASSETS OF $6,598,158.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
ISP - INTERNET SERVICE PROVIDER



+AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $6,597,558 AND THE UNREALIZED APPRECIATION AND
DEPRECIATION WERE $615,432 AND $(623,766), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
1-888-462-5386                          2                       www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2008 (UNAUDITED)

---------------------------------------------------------------------------------------------
RED OAK TECHNOLOGY SELECT FUND
---------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
---------------------------------------------------------------------------------------------
COMMON STOCK - 98.1%

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 3.3%
Invitrogen*                                                       32,000             $ 2,742
                                                                         --------------------
                                                                                       2,742
                                                                         --------------------
COMPUTER COMMUNICATIONS EQUIPMENT - 9.5%
Cisco Systems*                                                   168,000               4,116
Juniper Networks*                                                139,000               3,774
                                                                         --------------------
                                                                                       7,890
                                                                         --------------------
COMPUTER PERIPHERAL EQUIPMENT - 3.2%
Lexmark International, Cl A*                                      73,000               2,643
                                                                         --------------------
                                                                                       2,643
                                                                         --------------------
CONSULTING SERVICES - 4.1%
Accenture, Cl A                                                   98,200               3,400
                                                                         --------------------
                                                                                       3,400
                                                                         --------------------
CONSUMER WIRELESS DEVICES - 1.1%
Motorola                                                          81,000                 934
                                                                         --------------------
                                                                                         934
                                                                         --------------------
E-COMMERCE - SERVICES - 16.4%
Amazon.com*                                                       59,000               4,584
eBay*                                                            162,000               4,356
Expedia*                                                         205,000               4,719
                                                                         --------------------
                                                                                      13,659
                                                                         --------------------
ELECTRONIC COMPUTERS - 10.7%
Apple*                                                             9,500               1,286
Dell*                                                            103,000               2,064
International Business Machines                                   52,000               5,582
                                                                         --------------------
                                                                                       8,932
                                                                         --------------------
RETAIL - JEWELRY STORES - 4.2%
Blue Nile*                                                        64,000               3,536
                                                                         --------------------
                                                                                       3,536
                                                                         --------------------
SEMICONDUCTOR CAPITAL EQUIPMENT - 10.5%
Applied Materials                                                196,000               3,512
Kla-Tencor                                                        44,000               1,838
Novellus Systems*                                                142,000               3,374
                                                                         --------------------
                                                                                       8,724
                                                                         --------------------

                                                        SHARES/               MARKET
DESCRIPTION                                        FACE AMOUNT (000)        VALUE (000)
-------------------------------------------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES - 15.9%
Broadcom, Cl A*                                                 120,000            $ 2,650
Intersil, Cl A                                                   22,000                507
Maxim Integrated Products                                        23,000                452
National Semiconductor                                          116,000              2,138
Taiwan Semiconductor
    Manufacturing ADR                                           253,862              2,356
United Microelectronics ADR                                     650,789              2,005
Xilinx                                                          144,000              3,149
                                                                        -------------------
                                                                                    13,257
                                                                        -------------------
SERVICES - PREPACKAGED SOFTWARE - 2.6%
BMC Software*                                                    66,700              2,137
                                                                        -------------------
                                                                                     2,137
                                                                        -------------------
SYSTEMS - COMPUTER INTEGRATED SYSTEM DESIGN - 3.5%
Electronic Data Systems                                         147,000              2,955
                                                                        -------------------
                                                                                     2,955
                                                                        -------------------
TELEVISION BROADCASTING STATIONS - 4.4%
IAC/InterActive*                                                142,000              3,683
                                                                        -------------------
                                                                                     3,683
                                                                        -------------------
WEB PORTALS/ISP - 9.4%
Google, Cl A*                                                     8,000              4,514
Yahoo!*                                                         175,100              3,358
                                                                        -------------------
                                                                                     7,872
                                                                        -------------------
TOTAL COMMON STOCK
     (Cost $75,054)(000)                                                            82,364
                                                                        -------------------
REPURCHASE AGREEMENT - 1.2%
Morgan Stanley (A)
    2.750%, dated 01/31/08, to be
    repurchased on 02/01/08, repurchase price
    $1,014,227 (collateralized by a U.S. Treasury
    Note, par value $604,044, 3.625%,
    04/15/28; total market value: $1,034,437)
                                                                $ 1,014              1,014
                                                                        -------------------
TOTAL REPURCHASE AGREEMENT
     (Cost $1,014)(000)                                                              1,014
                                                                        -------------------
TOTAL INVESTMENTS - 100.0%
    (Cost $76,068)(000)+                                                          $ 83,378
                                                                        ===================

PERCENTAGES ARE BASED ON NET ASSETS OF $83,403,862.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
ISP - INTERNET SERVICE PROVIDER

+AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $76,101,876 AND THE UNREALIZED APPRECIATION AND
DEPRECIATION WERE $18,200,525 AND $(10,924,222), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
1-888-462-5386                          1                       www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2008 (UNAUDITED)

---------------------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
---------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
---------------------------------------------------------------------------------------------
COMMON STOCK - 93.5%

AMUSEMENT AND RECREATIONAL SERVICES - 6.9%
International Game Technology                                     28,000             $ 1,195
WMS Industries*                                                   26,100                 976
                                                                         --------------------
                                                                                       2,171
                                                                         --------------------
BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 3.3%
Invitrogen*                                                       12,100               1,037
                                                                         --------------------
                                                                                       1,037
                                                                         --------------------
CONSUMER WIRELESS DEVICES - 6.1%
Research In Motion*                                               13,500               1,267
Viasat*                                                           32,100                 667
                                                                         --------------------
                                                                                       1,934
                                                                         --------------------
E-COMMERCE - SERVICES - 6.0%
eBay*                                                             32,000                 861
Gmarket ADR*                                                      30,400                 619
Mercadolibre*                                                     11,300                 419
                                                                         --------------------
                                                                                       1,899
                                                                         --------------------
ELECTRONIC COMPUTERS - 3.8%
Apple*                                                             9,000               1,218
                                                                         --------------------
                                                                                       1,218
                                                                         --------------------
FIBER OPTIC COMPONENTS - 4.7%
Corning                                                           61,500               1,480
                                                                         --------------------
                                                                                       1,480
                                                                         --------------------
LABORATORY ANALYTICAL INSTRUMENTS - 2.9%
Illumina*                                                         14,700                 936
                                                                         --------------------
                                                                                         936
                                                                         --------------------
RADIOTELEPHONE COMMUNICATIONS - 2.7%
Vimpel-Communications ADR*                                        25,200                 868
                                                                         --------------------
                                                                                         868
                                                                         --------------------
SEARCH, DETECTION, NAVIGATION, GUIDANCE,
   AERONAUTICAL SYSTEMS - 2.4%
Flir Systems*                                                     24,700                 748
                                                                         --------------------
                                                                                         748
                                                                         --------------------
SEMICONDUCTORS & RELATED DEVICES - 11.2%
Evergreen Solar*                                                  52,100                 635
Formfactor*                                                       28,600                 693
MEMC Electronic Materials*                                        21,400               1,529
Varian Semiconductor
    Equipment Associates*                                         20,950                 675
                                                                         --------------------
                                                                                       3,532
                                                                         --------------------
SERVICES - BUSINESS SERVICES - 3.6%
Ctrip.com International ADR                                       24,900               1,137
                                                                         --------------------
                                                                                       1,137
                                                                         --------------------


                                                        SHARES/                MARKET
DESCRIPTION                                        FACE AMOUNT (000)        VALUE (000)
--------------------------------------------------------------------------------------------
SERVICES - COMPUTER PROGRAMMING SERVICES - 11.0%
Cognizant Technology Solutions, Cl A*                            61,100             $ 1,705
Infosys Technologies ADR                                         21,000                 869
Wipro ADR                                                        74,700                 902
                                                                        --------------------
                                                                                      3,476
                                                                        --------------------
SERVICES - PREPACKAGED SOFTWARE - 12.0%
Activision*                                                      40,100               1,037
Cerner*                                                          17,000                 891
Citrix Systems*                                                  28,200                 976
Nuance Communications                                            56,000                 890
                                                                        --------------------
                                                                                      3,794
                                                                        --------------------
SYSTEMS -  COMPUTER INTEGRATED
   SYSTEMS DESIGN - 10.9%
F5 Networks*                                                     44,300               1,042
Itron*                                                           13,000               1,071
Salesforce.com*                                                  25,500               1,333
                                                                        --------------------
                                                                                      3,446
                                                                        --------------------
WEB PORTALS/ISP - 6.0%
NetEase.com ADR*                                                 51,100                 923
Sina*                                                            24,900                 989
                                                                        --------------------
                                                                                      1,912
                                                                        --------------------
TOTAL COMMON STOCK
     (Cost $25,186)(000)                                                             29,588
                                                                        --------------------
REPURCHASE AGREEMENT - 6.5%
Morgan Stanley (A)
    2.750%, dated 01/31/08, to be
    repurchased on 02/01/08, repurchase price
    $2,051,834 (collateralized by a U.S. Treasury
    Note, par value $1,222,013, 3.625%,
    04/15/28; total market value: $2,092,720)
                                                                $ 2,052               2,052
                                                                        --------------------
TOTAL REPURCHASE AGREEMENT
     (Cost $2,052)(000)                                                               2,052
                                                                        --------------------
TOTAL INVESTMENTS - 100.0%
    (Cost $27,238)(000)+                                                           $ 31,640
                                                                        ====================

PERCENTAGES ARE BASED ON NET ASSETS OF $31,625,321.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
ISP - INTERNET SERVICE PROVIDER


+AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $27,398,374 AND THE UNREALIZED APPRECIATION AND
DEPRECIATION WERE $6,215,929 AND $(1,974,552), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
1-888-462-5386                          1                       www.oakfunds.com

SCHEDULE OF INVESTMENTS

JANUARY 31, 2008 (UNAUDITED)

---------------------------------------------------------------------------------------------
LIVE OAK HEALTH SCIENCES FUND
---------------------------------------------------------------------------------------------
                                                                                MARKET
DESCRIPTION                                               SHARES             VALUE (000)
---------------------------------------------------------------------------------------------
COMMON STOCK - 98.9%+

BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES) - 26.1%
Amgen*                                                            21,500             $ 1,002
Biogen Idec*                                                       9,000                 548
Cell Genesys*                                                    201,000                 364
Genentech*                                                        10,500                 737
Genzyme*                                                          11,500                 898
Invitrogen*                                                       17,000               1,456
                                                                         --------------------
                                                                                       5,005
                                                                         --------------------
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 6.1%
Medtronic                                                         25,000               1,164
                                                                         --------------------
                                                                                       1,164
                                                                         --------------------
HOSPITAL & MEDICAL SERVICE PLANS - 6.5%
UnitedHealth Group                                                21,000               1,068
Wellpoint*                                                         2,200                 172
                                                                         --------------------
                                                                                       1,240
                                                                         --------------------
LABORATORY ANALYTICAL INSTRUMENTS - 3.6%
Waters*                                                           12,000                 689
                                                                         --------------------
                                                                                         689
                                                                         --------------------
ORTHOPEDIC, PROSTHETIC &
   SURGICAL APPLIANCES & SUPPLIES - 0.7%
Stryker                                                            2,000                 134
                                                                         --------------------
                                                                                         134
                                                                         --------------------
PHARMACEUTICAL PREPARATIONS - 31.7%
AstraZeneca ADR                                                    8,000                 335
Corcept Therapeutics*                                             81,679                 215
Eli Lilly                                                         15,000                 773
Johnson & Johnson                                                 10,000                 633
King Pharmaceuticals*                                             51,000                 535
Medicis Pharmaceutical, Cl A                                      11,700                 238
Mylan*                                                            29,000                 432
Pfizer                                                            35,000                 819
Teva Pharmaceutical
     Industries ADR                                               31,000               1,427
Watson Pharmaceuticals*                                           25,400                 663
                                                                         --------------------
                                                                                       6,070
                                                                         --------------------
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
   RESEARCH - 3.2%
Affymetrix*                                                       31,000                 622
                                                                         --------------------
                                                                                         622
                                                                         --------------------

                                                       SHARES/                MARKET
DESCRIPTION                                       FACE AMOUNT (000)        VALUE (000)
-------------------------------------------------------------------------------------------
SERVICES - COMPUTER PROCESSING - 1.9%
IMS Health                                                      15,000               $ 358
                                                                       --------------------
                                                                                       358
                                                                       --------------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 10.6%
Covidien                                                        21,700                 968
Techne*                                                         16,500               1,072
                                                                       --------------------
                                                                                     2,040
                                                                       --------------------
WHOLESALE - DRUGS, PROPRIETARIES
   & DRUGGISTS' SUNDRIES - 8.5%
AmerisourceBergen                                               23,400               1,092
PharMerica*                                                     36,442                 541
                                                                       --------------------
                                                                                     1,633
                                                                       --------------------
TOTAL COMMON STOCK
     (Cost $15,910)(000)                                                            18,955
                                                                       --------------------
REPURCHASE AGREEMENT - 1.2%
Morgan Stanley (A)
    2.750%, dated 01/31/08, to be
    repurchased on 02/01/08, repurchase price
    $225,589 (collateralized by a U.S. Treasury
    Note, par value $134,354, 3.625%,
    04/15/28; total market value: $230,084)
                                                                 $ 226                 226
                                                                       --------------------
TOTAL REPURCHASE AGREEMENT
     (Cost $226)(000)                                                                  226
                                                                       --------------------
TOTAL INVESTMENTS - 100.1%
    (Cost $16,136)(000)++                                                         $ 19,181
                                                                       ====================

PERCENTAGES ARE BASED ON NET ASSETS OF $19,165,243.
* NON-INCOME PRODUCING SECURITY
(A) TRI-PARTY REPURCHASE AGREEMENT
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
+ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS
BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.


++AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $16,136,487 AND THE UNREALIZED APPRECIATION AND
DEPRECIATION WERE $4,539,055 AND $(1,494,078), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
1-888-462-5386                          1                       www.oakfunds.com

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Oak Associates Funds

                                            /s/ Leslie Manna
By (Signature and Title)*                   -----------------------
                                            Leslie Manna, President

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            /s/ Leslie Manna
By (Signature and Title)*                   -----------------------
                                            Leslie Manna, President

Date: March 24, 2008

                                            /s/ Eric Kleinschmidt
By (Signature and Title)*                   ------------------------------------
                                            Eric Kleinschmidt, Treasurer and CFO

Date: March 24, 2008

* Print the name and title of each signing officer under his or her signature.